Segment information (Details) - Schedule of operating segments - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Segment information (Details) - Schedule of operating segments [Line Items]
Non-current assets	SFr 9,182,047	SFr 6,852,286
Switzerland [Member]
Segment information (Details) - Schedule of operating segments [Line Items]
Non-current assets	9,030,778	SFr 6,852,286
Australia [Member]
Segment information (Details) - Schedule of operating segments [Line Items]
Non-current assets	SFr 151,269